American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
May 31, 2024

Avantis International Large Cap Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.5%
Ampol Ltd.	12,601	292,200
ANZ Group Holdings Ltd.	17,388	328,179
Aurizon Holdings Ltd.	286,542	704,132
BHP Group Ltd., ADR	100,574	5,987,170
BlueScope Steel Ltd.	76,357	1,077,542
Brambles Ltd.	142,275	1,352,401
Coles Group Ltd.	98,958	1,084,877
Evolution Mining Ltd.	36,257	94,576
Fortescue Ltd.	126,320	2,087,458
Harvey Norman Holdings Ltd.	120,842	360,291
Mineral Resources Ltd.(1)	20,170	969,143
New Hope Corp. Ltd.	116,032	384,817
Northern Star Resources Ltd.	117,798	1,126,178
Orica Ltd.	52,984	648,381
Pilbara Minerals Ltd.(1)	392,046	998,059
QBE Insurance Group Ltd.	58,834	699,484
Rio Tinto Ltd.	20,758	1,785,488
Santos Ltd.	385,383	1,958,173
South32 Ltd.(1)	401,917	1,064,899
Whitehaven Coal Ltd.	177,764	954,035
Woodside Energy Group Ltd.	23,712	438,756
Woodside Energy Group Ltd., ADR(1)	10,782	199,467
Yancoal Australia Ltd.(1)	65,213	281,058
		24,876,764
Austria — 0.3%
OMV AG	11,204	566,233
Raiffeisen Bank International AG	11,589	214,338
voestalpine AG	7,068	206,873
		987,444
Belgium — 0.7%
Ackermans & van Haaren NV	560	99,340
Ageas SA	6,337	316,138
Bekaert SA	876	41,284
Colruyt Group NV	3,830	195,885
KBC Ancora	4,390	221,090
KBC Group NV	7,473	545,758
Melexis NV	51	4,631
Proximus SADP	7,621	60,082
Solvay SA	4,879	179,039
Syensqo SA	2,250	225,187
UCB SA	3,859	541,304
Umicore SA	13,758	272,494
		2,702,232
Canada — 10.5%
ARC Resources Ltd.	80,996	1,532,622
B2Gold Corp.	40,769	114,863
Bank of Montreal	19,824	1,767,935
Bank of Nova Scotia	49,634	2,349,599
BCE, Inc.	202	6,909

BRP, Inc.	500	31,241
Canadian Imperial Bank of Commerce	47,190	2,339,851
Canadian National Railway Co.	12,126	1,543,608
Canadian Natural Resources Ltd.	42,531	3,267,175
Canadian Tire Corp. Ltd., Class A	204	20,362
Celestica, Inc.(2)	17,510	978,823
Cenovus Energy, Inc.	96,858	2,018,956
Element Fleet Management Corp.	43,394	771,123
Empire Co. Ltd., Class A	12,885	305,262
Fairfax Financial Holdings Ltd.	15	16,886
First Quantum Minerals Ltd.	12,212	156,889
Gildan Activewear, Inc.	20,936	800,912
iA Financial Corp., Inc.	13,404	872,718
Imperial Oil Ltd.	12,560	887,434
Keyera Corp.	13,142	347,991
Kinross Gold Corp.	197,251	1,602,090
Loblaw Cos. Ltd.	1,790	207,900
Magna International, Inc.	21,474	971,486
Manulife Financial Corp.	36,006	935,186
MEG Energy Corp.(2)	41,735	906,078
National Bank of Canada(1)	22,995	1,965,360
Nutrien Ltd.	19,021	1,114,646
Onex Corp.	8	567
Parkland Corp.	318	9,176
Royal Bank of Canada	23,432	2,561,282
Suncor Energy, Inc.	73,843	3,012,342
TC Energy Corp.	2,525	97,373
Teck Resources Ltd., Class B	38,478	2,001,325
Toromont Industries Ltd.	6,700	585,178
Toronto-Dominion Bank	30,190	1,687,867
Tourmaline Oil Corp.	33,789	1,676,125
Veren, Inc.	18,778	163,401
Whitecap Resources, Inc.	82,104	642,760
		40,271,301
Denmark — 0.6%
H Lundbeck AS	845	4,642
Jyske Bank AS	1,423	117,413
NKT AS(2)	2,378	206,490
Novo Nordisk AS, ADR	14,830	2,006,203
Novonesis (Novozymes) B, B Shares	767	45,745
Topdanmark AS	162	6,909
Vestas Wind Systems AS(2)	400	11,223
		2,398,625
Finland — 1.6%
Cargotec OYJ, B Shares	13,787	1,149,086
Huhtamaki OYJ	17,077	688,888
Kemira OYJ	33,678	793,813
Kesko OYJ, B Shares	21,167	385,053
Kojamo OYJ(2)	6,498	71,335
Konecranes OYJ	7,503	431,788
Metsa Board OYJ, Class B(1)	7,011	59,305
Neste OYJ	23,699	497,543
Nordea Bank Abp	90,082	1,107,775
Outokumpu OYJ(1)	304	1,263
Stora Enso OYJ, R Shares	36,117	529,090

UPM-Kymmene OYJ	8,002	305,893
		6,020,832
France — 9.4%
Aeroports de Paris SA	137	19,631
ArcelorMittal SA, NY Shares	9,892	262,039
Arkema SA	6,984	715,692
Ayvens SA	9,391	70,550
Bouygues SA	60	2,351
Carrefour SA	13,419	218,830
Cie de Saint-Gobain SA	45,889	4,051,598
Cie Generale des Etablissements Michelin SCA	77,076	3,125,820
Eiffage SA	11,960	1,323,255
Eurazeo SE	2,239	188,995
Gaztransport Et Technigaz SA	5,005	730,154
Getlink SE	38,879	685,146
Ipsen SA	4,305	564,753
JCDecaux SE(2)	4,703	111,507
Kering SA	2,409	832,828
La Francaise des Jeux SAEM	13,234	476,431
LVMH Moet Hennessy Louis Vuitton SE	6,619	5,293,500
Nexans SA	5,093	619,854
Orange SA, ADR	107,334	1,261,174
Renault SA	24,069	1,413,817
Safran SA	3,147	737,044
SCOR SE	20,462	591,403
SEB SA	3,622	448,970
Societe Generale SA	18	539
STMicroelectronics NV, NY Shares	51,344	2,154,908
TotalEnergies SE, ADR	77,940	5,698,973
Ubisoft Entertainment SA(2)	7,784	190,363
Valeo SE	20,594	254,713
Vallourec SACA(1)(2)	35,987	644,542
Verallia SA	9,711	402,073
Vinci SA	23,037	2,874,834
		35,966,287
Germany — 8.9%
adidas AG	552	139,805
BASF SE	66,475	3,518,296
Bayerische Motoren Werke AG	17,407	1,775,556
Bayerische Motoren Werke AG, Preference Shares	3,210	310,327
Bechtle AG(2)	7,216	352,214
Brenntag SE	8,443	608,199
Commerzbank AG	12	204
Continental AG	16,407	1,118,211
Covestro AG(2)	17,880	963,358
Daimler Truck Holding AG	47,264	2,022,246
Deutsche Bank AG	72,745	1,213,387
Deutsche Lufthansa AG	92,694	649,228
Deutsche Telekom AG	156,043	3,794,076
DHL Group	58,449	2,460,722
Dr Ing hc F Porsche AG, Preference Shares	3,266	271,307
Encavis AG(2)	3,703	67,903
Evonik Industries AG	38,113	839,573
Fielmann Group AG	1,394	66,418
Fraport AG Frankfurt Airport Services Worldwide(2)	195	11,312

FUCHS SE, Preference Shares	10,942	531,347
GEA Group AG	2,404	100,640
HUGO BOSS AG	7,428	393,186
Infineon Technologies AG	72,066	2,915,678
KION Group AG	5,165	244,348
Knorr-Bremse AG	6,911	532,236
Krones AG(2)	1,258	172,791
Mercedes-Benz Group AG	27,850	2,021,277
MTU Aero Engines AG	5,601	1,399,119
Puma SE	287	14,904
Rheinmetall AG	5,312	3,061,941
Schaeffler AG, Preference Shares	19,610	126,831
Sixt SE(2)	262	21,578
Talanx AG	8,347	665,811
thyssenkrupp AG	13,632	67,564
United Internet AG	440	10,430
Volkswagen AG	1,448	207,624
Volkswagen AG, Preference Shares	10,002	1,256,863
Wacker Chemie AG	124	13,843
Zalando SE(2)	3,937	104,564
		34,044,917
Hong Kong — 1.9%
AIA Group Ltd.	235,600	1,829,951
ASMPT Ltd.	14,100	168,623
Bank of East Asia Ltd.	135,200	178,597
BOC Hong Kong Holdings Ltd.	126,000	396,068
Hang Lung Group Ltd.	35,000	38,906
Hang Lung Properties Ltd.	98,000	89,259
Hang Seng Bank Ltd.	21,600	300,961
Henderson Land Development Co. Ltd.	87,000	272,220
Hongkong Land Holdings Ltd.	89,000	302,544
Hysan Development Co. Ltd.	33,000	51,166
Jardine Matheson Holdings Ltd.	12,600	464,366
Kerry Properties Ltd.	49,000	88,612
Man Wah Holdings Ltd.	222,800	185,456
Pacific Basin Shipping Ltd.	230,000	80,968
Sino Land Co. Ltd.	13,075	13,915
SITC International Holdings Co. Ltd.(1)	154,000	395,054
Sun Hung Kai Properties Ltd.	50,500	487,957
Swire Pacific Ltd., Class A	34,000	295,958
Swire Properties Ltd.	23,400	43,039
Techtronic Industries Co. Ltd.	36,500	449,014
United Energy Group Ltd.(1)	1,056,000	86,461
United Laboratories International Holdings Ltd.	114,000	131,077
WH Group Ltd.	771,000	525,402
Wharf Real Estate Investment Co. Ltd.	96,000	279,323
Xinyi Glass Holdings Ltd.(1)	12,000	14,870
Yue Yuen Industrial Holdings Ltd.	25,000	46,222
		7,215,989
Ireland — 0.3%
AIB Group PLC	19,755	112,419
Glanbia PLC	11,235	230,902
Kingspan Group PLC	796	76,685
Smurfit Kappa Group PLC	14,991	731,156
		1,151,162

Israel — 0.6%
Bank Hapoalim BM	57,272	526,854
Bank Leumi Le-Israel BM	62,277	518,143
Bezeq The Israeli Telecommunication Corp. Ltd.	53,886	65,108
Delek Group Ltd.	761	87,383
First International Bank Of Israel Ltd.	2,237	91,275
ICL Group Ltd.	39,791	188,202
Israel Corp. Ltd.	203	48,094
Israel Discount Bank Ltd., A Shares	78,696	404,747
Mizrahi Tefahot Bank Ltd.	6,706	244,891
		2,174,697
Italy — 3.7%
Azimut Holding SpA	4,416	117,627
Banca Generali SpA	15,976	671,000
Banca Popolare di Sondrio SpA	24	188
BPER Banca SpA	259,728	1,397,785
Brunello Cucinelli SpA	268	27,070
Eni SpA, ADR	78,309	2,469,083
FinecoBank Banca Fineco SpA	6,687	108,453
Intesa Sanpaolo SpA	162	638
Saipem SpA(2)	222,204	554,930
Stellantis NV	142,614	3,159,760
UniCredit SpA	137,437	5,471,726
		13,978,260
Japan — 20.6%
Aeon Co. Ltd.	34,200	737,664
Aeon Mall Co. Ltd.	10,300	123,901
AGC, Inc.	17,600	614,136
Air Water, Inc.	22,000	321,853
Aisin Corp.	13,000	485,148
Alfresa Holdings Corp.	17,300	243,633
ANA Holdings, Inc.	13,000	247,626
Asahi Kasei Corp.	89,700	584,576
Asics Corp.	4,800	266,647
Astellas Pharma, Inc.	15,000	147,264
BIPROGY, Inc.	9,000	238,384
Bridgestone Corp.	31,200	1,367,541
Brother Industries Ltd.	26,900	517,731
Central Japan Railway Co.	6,500	144,978
Coca-Cola Bottlers Japan Holdings, Inc.	11,700	136,355
Cosmo Energy Holdings Co. Ltd.	9,400	469,361
Cosmos Pharmaceutical Corp.	1,500	120,919
Credit Saison Co. Ltd.	20,500	444,424
Daicel Corp.	14,500	146,900
Daido Steel Co. Ltd.	9,300	93,970
Dai-ichi Life Holdings, Inc.	41,800	1,124,669
Daiichi Sankyo Co. Ltd.	73,100	2,580,362
Daito Trust Construction Co. Ltd.	4,800	506,954
DMG Mori Co. Ltd.(1)	15,800	449,776
East Japan Railway Co.	4,200	72,834
Ebara Corp.	9,300	680,135
Electric Power Development Co. Ltd.	15,900	267,136
ENEOS Holdings, Inc.	140,800	727,970
Fujikura Ltd.	38,400	792,401
Fujitsu Ltd.	63,000	912,301

Fuyo General Lease Co. Ltd.	1,400	111,048
Hino Motors Ltd.(2)	4,100	11,477
Honda Motor Co. Ltd., ADR	70,709	2,398,449
Ibiden Co. Ltd.	500	20,218
Idemitsu Kosan Co. Ltd.	46,500	318,412
IHI Corp.	18,000	465,780
INFRONEER Holdings, Inc.	19,900	172,353
Inpex Corp.	66,400	1,024,536
Internet Initiative Japan, Inc.	9,700	136,658
Isuzu Motors Ltd.	56,900	762,570
Ito En Ltd.	2,400	57,426
ITOCHU Corp.	31,500	1,487,008
Iwatani Corp.	4,300	250,203
J Front Retailing Co. Ltd.	36,900	358,566
Japan Airlines Co. Ltd.	8,500	142,843
Japan Petroleum Exploration Co. Ltd.	200	8,421
JFE Holdings, Inc.	58,400	884,147
JGC Holdings Corp.	24,100	191,646
JTEKT Corp.	27,800	202,165
Kawasaki Heavy Industries Ltd.	19,900	759,668
KDDI Corp.	53,200	1,465,914
Kinden Corp.	12,000	255,627
Kobe Steel Ltd.	46,800	609,783
Koito Manufacturing Co. Ltd.	3,900	55,310
Konami Group Corp.	400	28,034
Kuraray Co. Ltd.	33,100	401,990
Kurita Water Industries Ltd.	11,700	501,715
Kyudenko Corp.	5,600	228,036
Kyushu Railway Co.	8,000	175,811
Macnica Holdings, Inc.	6,600	271,467
Makita Corp.	24,600	725,368
Marui Group Co. Ltd.	600	8,947
Mazda Motor Corp.	66,300	698,985
Medipal Holdings Corp.	5,800	85,424
MEIJI Holdings Co. Ltd.	8,300	185,897
Mitsubishi Chemical Group Corp.	106,300	562,983
Mitsubishi HC Capital, Inc.	77,500	514,409
Mitsubishi Motors Corp.	75,300	210,332
Mitsui Chemicals, Inc.	12,700	384,774
Mitsui High-Tec, Inc.	1,400	62,892
Mizuho Financial Group, Inc., ADR(1)	266,462	1,092,494
MS&AD Insurance Group Holdings, Inc.	47,800	994,236
Nagoya Railroad Co. Ltd.	16,700	191,348
NGK Insulators Ltd.	25,600	342,167
NH Foods Ltd.	1,500	46,043
Nichirei Corp.	13,500	306,099
Nifco, Inc.	6,800	162,756
NIPPON EXPRESS HOLDINGS, Inc.	2,000	98,567
Nippon Steel Corp.	61,500	1,346,371
Nippon Telegraph & Telephone Corp.	962,600	945,281
Nissan Motor Co. Ltd.	169,900	607,667
Niterra Co. Ltd.	21,400	644,962
NOK Corp.	700	9,730
NSK Ltd.	44,400	218,167
Obayashi Corp.	81,400	947,615

Odakyu Electric Railway Co. Ltd.	31,000	324,885
Oji Holdings Corp.	89,700	362,512
Ono Pharmaceutical Co. Ltd.	3,900	56,475
ORIX Corp., ADR	11,976	1,310,534
Pan Pacific International Holdings Corp.	1,400	36,214
Panasonic Holdings Corp.	47,100	416,027
Persol Holdings Co. Ltd.	75,900	109,636
Resona Holdings, Inc.	23,300	161,734
Resonac Holdings Corp.	7,200	159,256
Ricoh Co. Ltd.	61,300	550,477
Ryohin Keikaku Co. Ltd.	27,700	455,061
Sankyo Co. Ltd.	27,500	268,133
Santen Pharmaceutical Co. Ltd.	36,100	374,829
Sanwa Holdings Corp.	23,500	437,485
SBI Holdings, Inc.	26,300	681,151
SBI Sumishin Net Bank Ltd.	400	7,646
SCREEN Holdings Co. Ltd.	8,300	793,937
SCSK Corp.	14,600	276,747
Sega Sammy Holdings, Inc.	14,400	203,398
Seibu Holdings, Inc.	30,900	459,805
Seiko Epson Corp.	28,100	454,036
Sekisui Chemical Co. Ltd.	3,200	45,929
Seven Bank Ltd.	63,600	107,371
Sharp Corp.(2)	1,100	6,797
Shimizu Corp.	55,500	307,110
Shinko Electric Industries Co. Ltd.	7,600	272,383
Socionext, Inc.	12,800	376,019
Sojitz Corp.	17,520	458,355
Sompo Holdings, Inc.	75,200	1,591,588
Sony Group Corp., ADR	39,796	3,276,803
Stanley Electric Co. Ltd.	13,600	250,199
Subaru Corp.	51,200	1,144,560
SUMCO Corp.	40,700	611,856
Sumitomo Electric Industries Ltd.	74,300	1,205,847
Sumitomo Metal Mining Co. Ltd.	800	26,044
Sumitomo Mitsui Financial Group, Inc., ADR	192,376	2,522,049
Sumitomo Rubber Industries Ltd.	1,100	12,411
Taiheiyo Cement Corp.	18,900	471,978
Taisei Corp.	400	15,187
Taiyo Yuden Co. Ltd.	700	14,818
Takasago Thermal Engineering Co. Ltd.	5,300	218,041
Takashimaya Co. Ltd.	21,200	351,351
TDK Corp.	28,300	1,421,381
TIS, Inc.	20,500	374,957
Tokio Marine Holdings, Inc.	68,400	2,369,737
Tokyo Century Corp.	17,800	164,774
TOPPAN Holdings, Inc.	400	10,361
Toray Industries, Inc.	600	3,006
Tosoh Corp.	26,300	333,738
Toyo Seikan Group Holdings Ltd.	600	9,940
Toyo Tire Corp.	17,800	318,992
Toyoda Gosei Co. Ltd.	9,700	188,731
Toyota Boshoku Corp.	8,600	125,899
Toyota Motor Corp., ADR(1)	35,820	7,791,208
Toyota Tsusho Corp.	14,400	879,393

Trend Micro, Inc.	7,400	334,912
Welcia Holdings Co. Ltd.	6,900	95,190
West Japan Railway Co.	43,700	871,840
Yamaha Motor Co. Ltd.	45,600	446,503
Yokogawa Electric Corp.	21,800	561,500
Yokohama Rubber Co. Ltd.	14,800	371,714
		78,578,794
Netherlands — 2.6%
ABN AMRO Bank NV, CVA	18,418	315,059
Adyen NV(2)	297	385,144
AerCap Holdings NV	8,197	759,944
Akzo Nobel NV	555	38,929
ASML Holding NV, NY Shares	2,744	2,635,200
ASR Nederland NV	11,126	538,480
BE Semiconductor Industries NV(1)	398	59,209
ING Groep NV, ADR	83,935	1,501,597
InPost SA(2)	12,724	229,336
Koninklijke Ahold Delhaize NV	31,697	983,020
Koninklijke KPN NV	146,657	549,862
NN Group NV	16,589	774,028
OCI NV	2,227	61,078
Randstad NV	164	8,668
Universal Music Group NV	15,799	492,355
Wolters Kluwer NV	4,055	646,729
		9,978,638
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	16,823
Auckland International Airport Ltd.(1)	12,464	59,814
Chorus Ltd.(1)	22,363	101,857
Fletcher Building Ltd.	42,191	80,909
Meridian Energy Ltd.	61,538	256,033
Ryman Healthcare Ltd.(1)(2)	10,891	24,455
Spark New Zealand Ltd.	67,308	172,791
Summerset Group Holdings Ltd.	2,218	12,964
		725,646
Norway — 1.0%
BW LPG Ltd.	3,924	81,455
DNB Bank ASA	6,036	118,194
Equinor ASA, ADR	48,686	1,418,710
Hafnia Ltd.	40,199	353,262
Norsk Hydro ASA	31,236	211,519
Schibsted ASA, B Shares	30	813
SpareBank 1 SR-Bank ASA	1,413	18,286
Stolt-Nielsen Ltd.	4,826	222,902
Storebrand ASA	59,221	641,803
Subsea 7 SA	3,379	62,745
Wallenius Wilhelmsen ASA	19,088	203,912
Yara International ASA	15,458	480,673
		3,814,274
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(2)	675,016	274,288
Galp Energia SGPS SA	25,414	534,434
NOS SGPS SA	54	194
Sonae SGPS SA	11,412	11,780
		820,696

Singapore — 1.3%
DBS Group Holdings Ltd.	32,550	867,972
Golden Agri-Resources Ltd.	1,160,900	227,799
Jardine Cycle & Carriage Ltd.	7,200	137,677
Keppel Ltd.	600	2,992
Oversea-Chinese Banking Corp. Ltd.	132,300	1,423,824
SATS Ltd.(2)	71,200	146,940
Seatrium Ltd.(2)	615	803
Singapore Exchange Ltd.	1,000	7,088
United Overseas Bank Ltd.	57,100	1,301,997
Venture Corp. Ltd.	3,200	33,297
Wilmar International Ltd.	126,200	289,424
Yangzijiang Shipbuilding Holdings Ltd.	324,100	548,377
		4,988,190
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA(1)	369	16,521
Aena SME SA	6,042	1,181,589
Banco Bilbao Vizcaya Argentaria SA, ADR	331,506	3,616,730
Bankinter SA	131,324	1,160,015
CaixaBank SA	29,174	167,081
Industria de Diseno Textil SA	56,931	2,707,158
Repsol SA	240,929	3,933,092
		12,782,186
Sweden — 2.2%
AAK AB	18,563	521,309
Avanza Bank Holding AB	15,108	394,842
Axfood AB	2,364	62,764
Billerud Aktiebolag	396	3,968
Boliden AB	5,647	197,945
Elekta AB, B Shares	12,458	102,466
Essity AB, B Shares	2,009	51,616
H & M Hennes & Mauritz AB, B Shares	35,737	631,909
Holmen AB, B Shares	1,136	47,573
Husqvarna AB, B Shares	7,033	58,564
Industrivarden AB, A Shares	5,587	198,894
Indutrade AB	7,132	185,022
Loomis AB	6,337	176,387
Mycronic AB	814	32,040
Nordnet AB publ	14,912	298,134
Pandox AB	838	15,174
Paradox Interactive AB	4,076	57,970
Saab AB, Class B	6,540	158,744
Sandvik AB	1,275	28,152
Sinch AB(2)	10	22
Skandinaviska Enskilda Banken AB, A Shares	59,401	846,273
Skanska AB, B Shares	7,499	132,454
SKF AB, B Shares	17,945	394,256
SSAB AB, A Shares	22,710	132,327
SSAB AB, B Shares	65,938	383,110
Svenska Handelsbanken AB, A Shares	45,568	428,823
Swedbank AB, A Shares	41,622	866,625
Telefonaktiebolaget LM Ericsson, ADR	3,132	19,230
Telia Co. AB	37,771	98,279
Trelleborg AB, B Shares	66	2,583
Volvo AB, A Shares	6,851	186,187

Volvo AB, B Shares	51,720	1,392,038
Volvo Car AB, Class B(2)	31,440	105,884
		8,211,564
Switzerland — 6.7%
Baloise Holding AG	2,969	512,968
Belimo Holding AG	424	197,578
Cie Financiere Richemont SA, Class A	16,684	2,684,736
Clariant AG(2)	174	2,789
DKSH Holding AG	1,754	119,129
EFG International AG(2)	6,577	88,204
Emmi AG	12	11,990
EMS-Chemie Holding AG(1)	476	394,460
Flughafen Zurich AG	2,050	437,087
Georg Fischer AG	9,178	668,238
Helvetia Holding AG	2,894	389,162
Holcim AG(2)	9,866	866,727
Julius Baer Group Ltd.	3,954	237,522
Kuehne & Nagel International AG	275	77,991
Logitech International SA	10,103	1,011,203
Novartis AG, ADR	12,203	1,258,495
Partners Group Holding AG	8	10,767
Roche Holding AG	28,173	7,193,039
Roche Holding AG, Bearer Shares	1,279	357,950
SFS Group AG	3,119	423,545
Stadler Rail AG	3,143	96,106
Sulzer AG	84	11,484
Swatch Group AG	376	15,655
Swatch Group AG, Bearer Shares	190	40,700
Swiss Life Holding AG	1,835	1,282,894
Swiss Re AG	22,037	2,810,336
Swisscom AG	1,690	937,544
VAT Group AG	262	143,677
Vontobel Holding AG	587	35,166
Zurich Insurance Group AG	6,442	3,390,466
		25,707,608
United Kingdom — 16.2%
3i Group PLC	148,983	5,489,568
Admiral Group PLC	28,880	1,001,986
Antofagasta PLC	14,096	399,843
Ashtead Group PLC	52,027	3,810,622
AstraZeneca PLC, ADR	1	78
Barclays PLC, ADR	231,215	2,624,290
BP PLC, ADR	169,273	6,359,587
BT Group PLC	922,371	1,544,266
Burberry Group PLC	69,675	924,181
Carnival PLC, ADR(2)	3,940	53,939
Coca-Cola HBC AG(2)	20,949	710,910
Diageo PLC, ADR	2,308	311,788
easyJet PLC	95,484	564,767
Games Workshop Group PLC	2,828	361,797
Glencore PLC	627,921	3,870,314
GSK PLC, ADR	31,185	1,396,152
Haleon PLC, ADR(1)	89,829	758,157
Hargreaves Lansdown PLC	7,277	98,789
Howden Joinery Group PLC	159,584	1,861,198

HSBC Holdings PLC, ADR	150,583	6,723,531
International Distribution Services PLC(2)	18,771	80,978
J Sainsbury PLC	123,088	436,401
JD Sports Fashion PLC	500,189	822,099
Legal & General Group PLC	6,126	19,647
Lloyds Banking Group PLC, ADR	390,306	1,100,663
Marks & Spencer Group PLC	715,647	2,768,643
NatWest Group PLC, ADR(1)	143,984	1,189,308
Next PLC	21,889	2,621,645
Rightmove PLC	124,508	854,740
Shell PLC, ADR	126,374	9,197,500
Taylor Wimpey PLC	600,066	1,136,051
Vodafone Group PLC, ADR	226,617	2,180,055
Wise PLC, Class A(2)	59,603	626,311
		61,899,804
United States — 0.0%
Arcadium Lithium PLC(2)	1,334	5,993
CNH Industrial NV	12,777	134,267
		140,260
TOTAL COMMON STOCKS (Cost $336,105,981)		379,436,170
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	514,142	514,142
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,597,951	2,597,951
TOTAL SHORT-TERM INVESTMENTS (Cost $3,112,093)		3,112,093
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $339,218,074)		382,548,263
OTHER ASSETS AND LIABILITIES — (0.2)%		(732,883)
TOTAL NET ASSETS — 100.0%		$381,815,380

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.6%
Consumer Discretionary	16.4%
Industrials	15.6%
Energy	14.4%
Materials	12.1%
Information Technology	4.8%
Health Care	4.5%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	0.7%
Utilities	0.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,946,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,173,178, which includes securities collateral of $4,575,227.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$6,186,637	$18,690,127	—
Austria	—	987,444	—
Belgium	—	2,702,232	—
Canada	—	40,271,301	—
Denmark	2,006,203	392,422	—
Finland	—	6,020,832	—
France	9,377,094	26,589,193	—
Germany	1,213,387	32,831,530	—
Hong Kong	—	7,215,989	—
Ireland	—	1,151,162	—
Israel	—	2,174,697	—
Italy	2,469,083	11,509,177	—
Japan	18,391,537	60,187,257	—
Netherlands	4,896,741	5,081,897	—
New Zealand	—	725,646	—
Norway	1,418,710	2,395,564	—
Portugal	—	820,696	—
Singapore	—	4,988,190	—
Spain	3,616,730	9,165,456	—
Sweden	19,230	8,192,334	—
Switzerland	1,258,495	24,449,113	—
United Kingdom	31,895,048	30,004,756	—
United States	—	140,260	—
Short-Term Investments	3,112,093	—	—
	$85,860,988	$296,687,275	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.